Matthews Asia Total Return Bond Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 60.0%

	Face Amount*	Value
CHINA/HONG KONG: 34.1%
Wanda Properties International Co., Ltd.
7.250%, 01/29/24[b]	5,300,000	$5,273,500
Logan Group Co., Ltd.
5.250%, 02/23/23[b]	3,900,000	3,882,439
KWG Group Holdings, Ltd.
5.875%, 11/10/24[b]	3,400,000	3,316,700
CIFI Holdings Group Co., Ltd.
6.550%, 03/28/24[b]	3,200,000	3,305,827
Franshion Brilliant, Ltd.
5.750%[c], 01/17/22[b,d]	3,400,000	3,214,677
King Talent Management, Ltd.
5.600%[c], 12/04/22[b,d]	3,500,000	3,047,800
Times China Holdings, Ltd.
6.200%, 03/22/26[b]	2,800,000	2,754,500
KWG Group Holdings, Ltd.
7.875%, 09/01/23[b]	2,050,000	2,112,525
CITIC Telecom International Finance, Ltd.
6.100%, 03/05/25[b]	1,631,000	1,704,320
China Cinda Asset Management Co., Ltd.
5.500%, 03/14/28	CNY 10,000,000	1,606,594
Agricultural Bank of China, Ltd.
4.300%, 04/11/29[b]	CNY 10,000,000	1,468,094
China Cinda Asset Management Co., Ltd.
3.900%, 03/05/30	CNY 10,000,000	1,420,296
Sino-Ocean Land Treasure III, Ltd.
4.900%[c], 09/21/22[b,d]	1,400,000	1,172,500
Times China Holdings, Ltd.
6.750%, 07/08/25[b]	1,100,000	1,124,827
Honghua Group, Ltd.
6.375%, 08/01/22[b]	1,100,000	1,088,940
Deutsche Bank AG
3.671%[c], 04/10/25[b]	CNY 2,000,000	263,870

Total China/Hong Kong		36,757,409

INDIA: 12.8%
Network i2i, Ltd.
5.650%[c], 01/15/25[d,e]	5,000,000	5,000,000
ABJA Investment Co. Pte, Ltd.
5.450%, 01/24/28[b]	4,440,000	4,286,913
Tata Motors, Ltd.
5.875%, 05/20/25[b]	2,000,000	2,019,400
ICICI Bank UK PLC
5.375%[c], 09/26/28[b]	SGD 1,750,000	1,299,260
Network i2i, Ltd.
5.650%[c], 01/15/25[b,d]	1,200,000	1,200,000

Total India		13,805,573

INDONESIA: 6.7%
PB International BV
7.625%, 01/26/22[b]	5,100,000	4,312,050
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/24[b]	3,300,000	2,946,900

Total Indonesia		7,258,950

SWITZERLAND: 4.0%
Syngenta Finance N.V.
5.182%, 04/24/28[b]	2,400,000	2,642,887
Syngenta Finance N.V.
5.676%, 04/24/48[b]	1,300,000	1,393,563

	Face Amount*	Value
Syngenta Finance N.V.
4.892%, 04/24/25[e]	300,000	$325,200

Total Switzerland		4,361,650

PHILIPPINES: 2.4%
Jollibee Worldwide Pte, Ltd.
3.900%[c], 01/23/25[b,d]	1,729,000	1,530,165
Royal Capital BV
4.875%[c], 05/05/24[b,d]	1,041,000	1,039,699

Total Philippines		2,569,864

TOTAL NON-CONVERTIBLE CORPORATE BONDS		64,753,446

(Cost $64,510,765)

FOREIGN GOVERNMENT OBLIGATIONS: 25.0%

MALAYSIA: 6.5%
Malaysia Government Bond
4.642%, 11/07/33	MYR 13,000,000	3,604,200
Malaysia Government Bond
3.478%, 06/14/24	MYR 4,800,000	1,208,081
Malaysia Government Investment Issue
4.119%, 11/30/34	MYR 4,500,000	1,192,876
Malaysia Government Investment Issue
3.422%, 09/30/27	MYR 4,000,000	1,026,855

Total Malaysia		7,032,012

INDONESIA: 6.0%
Indonesia Government Bond
9.000%, 03/15/29	IDR 38,000,000,000	2,876,304
Indonesia Government Bond
8.250%, 05/15/29	IDR 34,550,000,000	2,528,094
Indonesia Government Bond
8.375%, 04/15/39	IDR 15,000,000,000	1,072,782

Total Indonesia		6,477,180

PHILIPPINES: 5.7%
Republic of Philippines
3.900%, 11/26/22	PHP 123,000,000	2,584,831
Republic of Philippines
6.250%, 01/14/36	PHP 70,000,000	1,877,459
Philippine Government Bond
4.950%, 01/15/21	PHP 80,000,000	1,651,814

Total Philippines		6,114,104

VIETNAM: 4.6%
Viet Nam Debt & Asset Trading Corp.
1.000%, 10/10/25[b]	6,219,000	4,975,200

Total Vietnam		4,975,200

THAILAND: 2.2%
Thailand Government Bond
1.600%, 12/17/29	THB 72,000,000	2,320,920

Total Thailand		2,320,920

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		26,919,416

(Cost $25,633,859)

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Matthews Asia Total Return Bond Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS: 11.4%
	Face Amount*	Value
CHINA/HONG KONG: 11.4%
Luye Pharma Group, Ltd., Cnv.
1.500%, 07/09/24[b]	4,700,000	$4,596,036
Bosideng International Holdings, Ltd., Cnv.
1.000%, 12/17/24[b]	5,000,000	4,368,750
Poseidon Finance 1, Ltd., Cnv.
0.000%, 02/01/25[b]	3,500,000	3,350,555

Total China/Hong Kong		12,315,341

TOTAL CONVERTIBLE CORPORATE BONDS		12,315,341

(Cost $ 13,012,393)

TOTAL INVESTMENTS: 96.4%		103,988,203
(Cost $ 103,157,017)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.6%		3,867,917

NET ASSETS: 100.0%		$107,856,120

3M MYR-KLIBOR	Three Month Kuala Lumpur Interbank Offered Rate

6M THB-THBFIX	Six Month Thai Baht Interest Rate Fixing

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

KRW	Korean Won

MYR	Malaysian Ringgit

OTC	Over-the-counter

PHP	Philippine Peso

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $5,325,200, which is 4.94% of net assets.

*	All Values in USD unless otherwise specified

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 2,190,000	IDR 32,532,450,000	Bank of America, N.A.	10/06/20	$4,234
KRW 9,339,330,000	USD 7,800,000	Bank of America, N.A.	01/15/21	211,526
KRW 1,705,824,000	USD 1,440,000	Bank of America, N.A.	01/15/21	23,301
SGD 9,011,600	USD 6,500,000	Bank of America, N.A.	01/15/21	102,848
CNY 19,404,000	USD 2,750,000	Bank of America, N.A.	02/04/21	85,836
CNY 12,588,912	USD 1,840,000	Bank of America, N.A.	02/04/21	8

				427,753

IDR 32,532,450,000	USD 2,186,321	Bank of America, N.A.	10/06/20	(554)
THB 84,191,400	USD 2,700,000	Bank of America, N.A.	01/15/21	(43,380)
USD 1,085,995	CNY 7,634,000	Bank of America, N.A.	02/04/21	(29,691)
CNY 17,348,200	USD 2,540,000	Bank of America, N.A.	02/04/21	(4,369)
USD 2,125,609	IDR 32,532,450,000	Bank of America, N.A.	04/05/21	(9,867)

				(87,861)

Net Unrealized Appreciation				$339,892

2	MATTHEWS ASIA FUNDS

Matthews Asia Total Return Bond Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

OTC INTEREST RATE SWAPS*

Floating Rate Paid by Fund		Fixed Rate Received by Fund		Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation
Rate	Frequency	Rate	Frequency
3M MYR-KLIBOR, 1.970%	Quarterly	3.300%	Quarterly	Bank of America, N.A.	06/19/2024	MYR 13,000	$150,590	—	$150,590
6M THB-THBFIX, 0.526%	Semi-annual	1.610%	Semi-annual	Bank of America, N.A.	06/21/2024	THB 281,000	344,238	—	344,238
6M THB-THBFIX, 0.410%	Semi-annual	1.265%	Semi-annual	Bank of America, N.A.	09/04/2024	THB 210,000	162,148	—	162,148
Total							$656,976	—	$656,976

*Swaps are not centrally cleared.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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